Other Operating Expenses - Schedule of operating expenses and foreign exchange differences included in the consolidated statement of profit or loss and other comprehensive income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating expenses
Marketing and brand promotional expenses	$ 597,566	$ 5,696,606	$ 12,903,989
Premises costs and office utilities
Premises costs	14,226,081	14,244,127	11,965,344
Office utilities	7,821,627	6,601,790	9,152,802
Premises costs and office utilities	22,047,708	20,845,917	21,118,146
Traveling and business development expenses	3,747,166	5,636,354	19,362,587
Commissions and bank charges	1,308,425	1,957,433	2,307,050
Office and maintenance expenses	55,192	175,348	1,430,834
Administrative service fee (Note 26(a)(iii))	24,330,000	24,330,000	12,000,000
Legal and professional fees
Auditor's remuneration	7,343,259	12,068,575	11,402,267
Other legal and professional fees	8,636,734	12,434,767	11,776,501
Professional indemnity expense	8,683,032	11,811,165
Legal and professional fees	24,663,025	36,314,507	23,178,768
Staff welfare and staff recruitment expenses	2,322,035	1,223,673	2,471,705
Staff welfare and staff recruitment expenses
Depreciation	44,226	30,374	113,919
Foreign exchange differences, net	963,422	3,222,789	12,596,647
Other expenses	3,715,247	4,290,210	7,213,210
Other expenses, by nature	4,722,895	7,543,373	19,923,776
Operating expenses	$ 83,794,012	$ 103,723,211	$ 114,696,855